Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

After all bitcoin miners were migrated to North America, BT HK operates under a cost-plus model for its general and administration services which is currently reimbursed by Bit Digital USA Inc. starting in fiscal year 2022. The Company is currently engaging a third-party service provider to perform a benchmark study for transfer pricing purposes. Currently the mark-up percentage for the general and administration services provided by BT HK is estimated to be 4.84%  and the Company will update the percentage, if necessary, once the benchmark study is finalized. The Company does not expect any material impact as a result of change on the mark-up.

Our subsidiaries in Hong Kong are taxed at a reduced rate of 8.25% for assessable profits not exceeding 2 million HKD and the remaining assessable profits will be taxed at the standard tax rate of 16.5% under Hong Kong profits tax.

According to ASC Topic 740, Income Taxes, (“ASC 740”), the uncertainty in income taxes shall be recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Based on the Company’s evaluation, the Company believes that its income tax positions are more-likely-than-not to be sustained upon audit.

For the year ended December 31, 2022, BT HK generated a taxable income of $192,940 and recorded a current income tax expense of $15,918. For the year ended December 31, 2021, BT HK record $nil for its current income tax liability due to the offshore claim.

By virtue of the territorial source system adopted in Hong Kong, BT HK is in the process of applying for the Offshore Non-taxable Claim on its bitcoin mining income earned for the years ended December 31, 2021 and 2020  under Hong Kong profits tax with the Hong Kong Inland Revenue Department (“HKIRD”) on the ground that the said income is not arising in or derived from Hong Kong. Given the Offshore Non-taxable Claim is still subject to review and agreement by the HKIRD and there are uncertainties surrounding the claim as well as the Company’s stock-based compensation deduction tax position, the Hong Kong subsidiary recorded an unrecognized tax benefit of $276,728 and $2,767,276 as long-term income tax expenses for the year ended December 31, 2022 and 2021, respectively. The tax expense of $276,728 is recognized for the incremental penalty accrued on the existing unrecognized tax benefits for the years ended December 31, 2022. The tax expense of $2,767,276 is recognized for the uncertain tax position regarding the offshore claim for years ended December 31, 2021 and 2020.

For the years ended December 31, 2022 and 2021, BT Strategies generated a pre-tax loss of $3,547,902  and $nil, and did not recognize any income tax expenses for the relevant periods respectively.

United States of America

For the U.S. jurisdiction, the Company is subject to federal and state income taxes on its business operations.

The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Inflation Reduction Act. No material impact on the Company is expected based on our analysis. We will continue to monitor the potential impact going forward.

For the years ended December 31, 2022 and 2021, the Company is subject to U.S. federal income taxes and withholding taxes, state income taxes and franchise taxes. The Company will continue to monitor its exposure to different states and comply with state income taxes filing requirement as the Company continues to expand its business in the United States. The Company has not been under any tax examination in the United States since inception.

For the years ended December 31, 2022 and 2021, the Company incurred income tax and withholding tax benefits (expenses) as below:

	For the Years Ended December 31,
	2022	2021	2020
Federal income tax benefits (expenses)	$642,118	$(738,851)	$-
State income tax benefits (expenses)	301,410	(408,295)	-
Total	$943,528	$(1,147,146)	$-

Canada

The Company is subject to both federal and provincial income taxes for its business operation in Canada for the years ended December 31, 2022 and 2021.

For years ended December 31, 2022 and 2021, the Company incurred Canada federal and state income tax (expenses) benefits as below:

	For the Years Ended December 31,
	2022	2021	2020
Federal income tax (expenses) benefits	$(37,879)	$37,879	$-
State income tax (expenses) benefits	(20,202)	20,202	-
Total	$(58,081)	$58,081	$-

Singapore

The Company is subject to corporate income tax for its business operation in Singapore. The Company generated a pre-tax loss of $1,712,435 and $nil for the years ended December 31, 2022 and 2021, respectively, and did not recognize any tax expense for the relevant periods respectively.

Effective tax rate

Below is a reconciliation of the statutory tax rate of US federal tax rate 21% to the effective tax rate for the consolidated group:

	For the Years Ended December 31,
	2022	2021	2020
US Federal income tax rate	$21.0%	$21.0%	$21.0%
Effect of foreign operations taxed at various rates	(5.5)%	6.0%	0%
State income taxes, net of federal benefit	0.5%	3.0%	0%
Reserve on Hong Kong offshore and share-based compensation tax benefits	(0.5)%	11.5%	0%
Excessive share-based compensation tax benefits	0%	(3.0)%	0%
Non-deductible executives compensation	0%	1.9%	0%
Non-deductible impairment on digital assets	(8.5)%	3.7%	0%
Withholding tax on intercompany interest payment	(0.2)%	0%	0%
Non-taxable capital gain on investments	8.0%	0%	0%
Others	0.2%	0.1%	0%
Effect of change in valuation allowance	(14.0)%	0%	(21)%
Total	$1.0%	$44.2%	$-

Deferred Tax Assets/Liabilities

The consolidated Deferred tax assets (liabilities) as of December 31, 2022 and 2021 consist of the following:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses carry forwards	$8,357,549	$4,775,905
Share-based compensation	610,298	609,933
Capital loss carryforwards	3,812,024	-
Deferred tax liabilities:
Depreciation	(3,855,914)	(5,696,982)
Net deferred tax assets/(liabilities):	8,923,957	(311,144)
Less: valuation allowance	(8,923,957)	(93,147)
Net deferred tax assets/(liabilities) after valuation allowance	$-	$(404,291)

In accordance with ASC 740 – Accounting for Income Taxes, the Company has recognized deferred tax assets and liabilities on its balance sheet. These assets represent temporary differences between the carrying value of certain assets and liabilities for financial reporting purposes and their tax basis. However, the realization of these deferred tax assets is dependent upon the generation of future taxable income and the Company is required to evaluate the realizability of its deferred tax assets.

In the year ended December 31, 2022, the Company evaluated all the relevant evidence, including both positive and negative evidence, when determining if a valuation allowance on its deferred tax assets is warranted. After careful consideration, the Company determines that it is more likely than not that a portion or all of the deferred tax assets will not be realized. The dominant negative evidence is the cumulative 3 years pre-tax losses, which outweigh any other positive evidence. As a result, the Company applied a full valuation allowance on its entire deferred tax assets.

The Company will continue to evaluate the realizability of its deferred tax assets on an ongoing basis and will adjust the valuation allowance as necessary.

Unrecognized Tax Benefits

For unrecognized tax benefits, the Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2022 and 2021, the Company recorded an unrecognized tax benefit of $276,728 and $2,767,275, respectively, related to its HK operations. The Company will continue to review its tax positions and provide for unrecognized tax benefits as they arise.

A reconciliation of gross unrecognized tax benefits was as follows:

	For the Years Ended December 31,
	2022	2021	2020

Unrecognized tax benefits at the beginning of the year	$2,767,276	$-	$-
Increases for tax positions taken in current year	$-	$2,767,276	$-
Increases for tax positions taken in prior years	$276,728	$-	$-
Unrecognized tax benefits at the end of the year	$3,044,004	$2,767,276	$-

Given the uncertainty around the timing of the resolution of our Hong Kong offshore status claim, we are unable to estimate the full range of possible adjustments to our unrecognized tax benefits within the next 12 months.